UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.0%
Aerospace - 2.4%
Rolls-Royce Holdings PLC	295,363	$2,357,756
United Technologies Corp.	29,983	2,629,209

		$4,986,965
Alcoholic Beverages - 5.1%
AmBev S.A., ADR	443,461	$2,070,963
Carlsberg Group	29,108	2,450,741
Diageo PLC	81,844	2,203,319
Pernod Ricard S.A.	30,569	3,587,265

		$10,312,288
Apparel Manufacturers - 6.3%
Burberry Group PLC	135,194	$2,302,023
Compagnie Financiere Richemont S.A.	13,412	871,362
LVMH Moet Hennessy Louis Vuitton S.A.	27,267	4,395,535
NIKE, Inc., “B”	24,123	1,495,867
Samsonite International S.A.	577,800	1,488,898
VF Corp.	35,781	2,239,891

		$12,793,576
Broadcasting - 3.1%
Time Warner, Inc.	31,714	$2,233,934
Twenty-First Century Fox, Inc.	116,413	3,139,659
Walt Disney Co.	10,019	960,021

		$6,333,614
Brokerage & Asset Managers - 0.9%
Franklin Resources, Inc.	53,925	$1,869,041

Business Services - 13.6%
Accenture PLC, “A”	64,081	$6,763,109
Brenntag AG	40,440	1,981,681
Cognizant Technology Solutions Corp., “A” (a)	60,203	3,811,452
Compass Group PLC	223,821	3,858,277
Equifax, Inc.	13,361	1,413,594
Experian Group Ltd.	108,370	1,850,494
Fidelity National Information Services, Inc.	51,272	3,062,477
Fiserv, Inc. (a)	19,195	1,815,079
Intertek Group PLC	80,230	3,253,049

		$27,809,212
Chemicals - 3.0%
LyondellBasell Industries N.V., “A”	17,127	$1,335,392
Monsanto Co.	33,126	3,001,216
PPG Industries, Inc.	18,287	1,739,459

		$6,076,067
Computer Software - 1.2%
Dassault Systemes S.A.	12,409	$961,771
Oracle Corp.	42,298	1,535,840

		$2,497,611

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.9%
Apple, Inc.	20,569	$2,002,186
EMC Corp.	72,138	1,786,858

		$3,789,044
Construction - 0.7%
Sherwin-Williams Co.	5,924	$1,514,589

Consumer Products - 4.3%
Colgate-Palmolive Co.	56,031	$3,783,773
Hengan International Group Co. Ltd.	104,500	936,166
L’Oréal S.A.	15,075	2,602,091
Reckitt Benckiser Group PLC	16,198	1,445,328

		$8,767,358
Electrical Equipment - 5.0%
Amphenol Corp., “A”	27,741	$1,375,121
Danaher Corp.	28,512	2,470,565
Mettler-Toledo International, Inc. (a)	7,321	2,290,375
Schneider Electric S.A.	12,245	657,459
W.W. Grainger, Inc.	16,932	3,330,355

		$10,123,875
Electronics - 4.7%
Microchip Technology, Inc.	24,762	$1,109,585
Samsung Electronics Co. Ltd.	1,036	1,000,062
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202,933	4,535,553
Texas Instruments, Inc.	55,276	2,925,759

		$9,570,959
Food & Beverages - 7.8%
Chr. Hansen Holding A.S.	11,134	$681,208
Danone S.A.	67,663	4,666,562
M. Dias Branco S.A. Industria e Comercio de Alimentos	35,805	519,288
Mead Johnson Nutrition Co., “A”	49,514	3,589,270
Nestle S.A.	61,223	4,509,468
Want Want China Holdings Ltd.	2,826,000	1,863,190

		$15,828,986
Food & Drug Stores - 2.4%
CVS Health Corp.	36,221	$3,498,586
Sundrug Co. Ltd.	21,800	1,444,602

		$4,943,188
General Merchandise - 0.8%
Dollarama, Inc.	15,853	$850,646
Lojas Renner S.A.	194,795	863,959

		$1,714,605
Internet - 5.6%
Alibaba Group Holding Ltd., ADR (a)	26,938	$1,805,654
Alphabet, Inc., “A” (a)	9,659	7,353,880
Baidu, Inc., ADR (a)	5,333	870,719
Naver Corp.	2,555	1,348,729

		$11,378,982

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 1.7%
Colfax Corp. (a)	54,043	$1,196,512
Fastenal Co. (l)	27,492	1,115,076
Schindler Holding AG	7,378	1,134,630

		$3,446,218
Medical & Health Technology & Services - 0.8%
Express Scripts Holding Co. (a)	22,273	$1,600,761

Medical Equipment - 7.0%
Abbott Laboratories	79,302	$3,001,581
Cooper Cos., Inc.	18,080	2,371,192
DENTSPLY International, Inc.	19,838	1,168,260
Sonova Holding AG	12,027	1,443,729
Thermo Fisher Scientific, Inc.	34,620	4,571,917
Waters Corp. (a)	14,502	1,757,787

		$14,314,466
Oil Services - 0.8%
Schlumberger Ltd.	22,161	$1,601,575

Other Banks & Diversified Financials - 6.0%
Credicorp Ltd.	15,486	$1,569,661
HDFC Bank Ltd.	168,064	2,614,092
Julius Baer Group Ltd.	48,666	2,065,289
MasterCard, Inc., “A”	18,142	1,615,182
Visa, Inc., “A”	58,379	4,348,652

		$12,212,876
Pharmaceuticals - 2.7%
Eli Lilly & Co.	23,892	$1,889,857
Roche Holding AG	13,690	3,561,601

		$5,451,458
Printing & Publishing - 1.0%
Moody’s Corp.	23,671	$2,110,033

Railroad & Shipping - 1.0%
Union Pacific Corp.	27,036	$1,946,592

Restaurants - 1.3%
Whitbread PLC	44,652	$2,557,771

Specialty Chemicals - 4.8%
Croda International PLC	49,407	$2,016,824
Ecolab, Inc.	32,091	3,461,656
Linde AG	5,977	806,771
Nippon Paint Holdings Co. Ltd.	55,800	1,064,178
Praxair, Inc.	11,690	1,169,000
Symrise AG	21,121	1,362,760

		$9,881,189
Specialty Stores - 3.1%
AutoZone, Inc. (a)	4,661	$3,576,805
TJX Cos., Inc.	37,982	2,705,838

		$6,282,643
Total Common Stocks		$201,715,542

3

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Number of Shares	Value ($)
Warrants - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	1,083	$2,242

			Shares/Par	Value ($)
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)			1,471,559	$1,471,559

Collateral for Securities Loaned - 0.5%
JPMorgan Prime Money Market Fund, 0.36%, at Net Asset Value (j)			998,884	$998,884
Total Investments				$204,188,227

Other Assets, Less Liabilities - (0.2)%				(324,818)
Net Assets - 100.0%				$203,863,409

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$117,286,660	$—	$—	$117,286,660
United Kingdom	2,302,023	19,542,818	—	21,844,841
France	—	16,870,683	—	16,870,683
Switzerland	—	13,586,079	—	13,586,079
China	2,676,373	2,799,356	—	5,475,729
Taiwan	4,535,553	—	—	4,535,553
Germany	806,771	3,344,441	—	4,151,212
Brazil	3,454,210	—	—	3,454,210
Denmark	—	3,131,949	—	3,131,949
Other Countries	3,909,205	7,471,663	—	11,380,868
Mutual Funds	2,470,443	—	—	2,470,443
Total Investments	$137,441,238	$66,746,989	$—	$204,188,227

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $56,475,972 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,488,898 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$173,346,511
Gross unrealized appreciation	43,765,039
Gross unrealized depreciation	(12,923,323)
Net unrealized appreciation (depreciation)	$30,841,716

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,947,182	6,461,212	(7,936,835)	1,471,559

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$969	$1,471,559

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	58.6%
United Kingdom	10.7%
France	8.3%
Switzerland	6.7%
China	2.7%
Taiwan	2.2%
Germany	2.0%
Brazil	1.7%
Denmark	1.5%
Other Countries	5.6%

6

QUARTERLY REPORT

January 31, 2016

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 60.7%
Aerospace - 0.3%
Lockheed Martin Corp., 3.55%, 1/15/26	$945,000	$969,506

Asset-Backed & Securitized - 5.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.02%, 12/28/40 (z)	$349,301	$252,766
Chesapeake Funding LLC, 2014-1A, “A”, FRN, 0.847%, 3/07/26 (z)	2,167,655	2,161,585
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.949%, 9/15/39	439,240	457,254
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.7%, 6/15/39	1,750,000	1,785,834
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	596,145	51,340
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.47%, 4/18/26 (z)	1,470,000	1,376,288
Falcon Franchise Loan LLC, FRN, 6.64%, 1/05/23 (i)(z)	235,200	9,408
Falcon Franchise Loan LLC, FRN, 6.089%, 1/05/25 (i)(z)	63,613	15,372
First Union-Lehman Brothers Bank of America, FRN, 1.028%, 11/18/35 (i)	2,321,563	39,650
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.8%, 1/19/25 (z)	2,090,846	2,060,257
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.782%, 6/15/49	1,280,263	1,304,987
KKR Financial CLO Ltd., “C”, FRN, 1.812%, 5/15/21 (n)	523,730	521,164
Morgan Stanley Capital I Trust, “AM”, FRN, 5.697%, 4/15/49	1,300,000	1,320,085
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/39 (i)(z)	2,095,776	10,144
Race Point CLO Ltd., “C”, FRN, 3.418%, 2/20/25 (n)	1,662,827	1,579,706
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	655,693	655,888
Voya CLO Ltd., FRN, 3.572%, 10/15/22 (n)	2,078,534	2,054,094

		$15,655,822
Automotive - 2.9%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	$1,257,000	$1,253,208
Ford Motor Credit Co. LLC, FRN, 1.557%, 1/09/18	1,780,000	1,760,796
General Motors Financial Co., Inc., 2.625%, 7/10/17	1,636,000	1,631,475
General Motors Financial Co., Inc., 3.45%, 4/10/22	1,984,000	1,905,453
Hyundai Capital America, 2%, 3/19/18 (n)	1,175,000	1,170,729
Hyundai Capital America, 2.4%, 10/30/18 (n)	534,000	534,867

		$8,256,528
Biotechnology - 0.4%
Life Technologies Corp., 6%, 3/01/20	$960,000	$1,077,022

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$410,000	$408,299

Brokerage & Asset Managers - 1.2%
CME Group, Inc., 3%, 3/15/25	$1,040,000	$1,045,266
Intercontinental Exchange, Inc., 3.75%, 12/01/25	2,286,000	2,343,296

		$3,388,562
Building - 1.2%
CRH PLC, 8.125%, 7/15/18	$590,000	$672,767
Martin Marietta Materials, Inc., 4.25%, 7/02/24	1,054,000	1,052,630
Martin Marietta Materials, Inc., FRN, 1.703%, 6/30/17	1,310,000	1,301,658
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	300,000	288,600

		$3,315,655
Business Services - 0.3%
Fidelity National Information Services, Inc., 2.85%, 10/15/18	$335,000	$338,533
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	200,000	204,547

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - continued
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)	$200,000	$199,294

		$742,374
Cable TV - 1.4%
CCO Safari Il LLC, 3.579%, 7/23/20 (n)	$2,000,000	$2,011,278
Cox Communications, Inc., 3.25%, 12/15/22 (n)	1,138,000	1,061,937
Time Warner Cable, Inc., 8.25%, 4/01/19	920,000	1,059,466

		$4,132,681
Chemicals - 0.6%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$200,000	$176,000
Dow Chemical Co., 8.55%, 5/15/19	1,270,000	1,485,981
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	38,000	37,191

		$1,699,172
Computer Software - 0.6%
Microsoft Corp., 3.125%, 11/03/25	$1,576,000	$1,612,718

Conglomerates - 0.2%
General Electric Capital Corp., 6%, 8/07/19	$86,000	$98,140
General Electric Capital Corp., 5.5%, 1/08/20	204,000	231,549
General Electric Capital Corp., 3.1%, 1/09/23	146,000	151,520

		$481,209
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (a)(d)(n)	$433,000	$80,105

Consumer Products - 0.5%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$490,000	$479,918
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	921,000	953,141

		$1,433,059
Consumer Services - 0.5%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$353,000	$352,499
Priceline Group, Inc., 3.65%, 3/15/25	1,087,000	1,077,207

		$1,429,706
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$380,000	$428,233

Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 3/01/18	$344,000	$346,312
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	970,000	962,958

		$1,309,270
Electronics - 0.2%
Lam Research Corp., 2.75%, 3/15/20	$648,000	$639,739

Emerging Market Quasi-Sovereign - 1.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$218,000	$208,627
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	204,000	208,615
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	494,000	527,817
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	639,000	584,685
Korea Gas Corp., 2.25%, 7/25/17 (n)	700,000	705,527
Pertamina PT, 6%, 5/03/42 (n)	201,000	163,868

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	$640,000	$549,760
Petroleos Mexicanos, 6.875%, 8/04/26 (z)	13,000	13,228
Petroleos Mexicanos, 6.5%, 6/02/41	292,000	248,784
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	191,528	194,860
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	518,000	500,540
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	200,000	206,905

		$4,113,216
Emerging Market Sovereign - 0.9%
Federative Republic of Brazil, 4.25%, 1/07/25	$300,000	$251,550
Republic of Argentina, 7%, 4/17/17	569,000	572,177
Republic of Hungary, 5.375%, 2/21/23	724,000	791,477
Republic of Indonesia, 4.875%, 5/05/21 (n)	200,000	209,935
Republic of Paraguay, 4.625%, 1/25/23	400,000	391,000
Russian Federation, 4.875%, 9/16/23	200,000	203,500
Russian Federation, 5.625%, 4/04/42 (n)	200,000	191,325

		$2,610,964
Energy - Independent - 0.2%
EQT Corp., 4.875%, 11/15/21	$431,000	$389,266
Hess Corp., 8.125%, 2/15/19	270,000	278,309

		$667,575
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/20	$272,000	$290,413
BP Capital Markets PLC, 4.742%, 3/11/21	760,000	821,581
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	784,000	710,500
Pacific Exploration & Production Corp., 5.125%, 3/28/23 (n)	100,000	12,450
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	401,000	50,125

		$1,885,069
Financial Institutions - 1.2%
CIT Group, Inc., 3.875%, 2/19/19	$940,000	$932,480
GE Capital International Funding Co., 2.342%, 11/15/20 (n)	837,000	840,066
GE Capital International Funding Co., 3.373%, 11/15/25 (n)	378,000	388,677
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	870,000	876,666
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	286,000	283,258

		$3,321,147
Food & Beverages - 4.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/26	$2,514,000	$2,547,906
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23	780,000	791,666
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/25	1,570,000	1,604,978
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	101,000	104,528
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	1,400,000	1,354,658
Kraft Foods Group, Inc., 6.125%, 8/23/18	720,000	792,359
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	1,190,000	1,211,320
Mead Johnson Nutrition Co., 3%, 11/15/20	399,000	404,995
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	594,000	662,921
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	904,000	937,014
Tyson Foods, Inc., 6.6%, 4/01/16	560,000	565,171
Tyson Foods, Inc., 4.5%, 6/15/22	448,000	480,661
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	343,000	345,906
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,051,000	1,082,517

		$12,886,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - 0.8%
CVS Health Corp., 3.875%, 7/20/25	$1,460,000	$1,509,043
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	792,000	792,160

		$2,301,203
Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$1,360,000	$1,461,528

Insurance - 1.9%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$793,000	$782,423
American International Group, Inc., 3.75%, 7/10/25	1,461,000	1,401,358
Principal Financial Group, Inc., 8.875%, 5/15/19	650,000	775,107
Unum Group, 7.125%, 9/30/16	945,000	979,229
Unum Group, 4%, 3/15/24	1,384,000	1,395,848

		$5,333,965
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/25	$1,479,000	$1,539,163

Insurance - Property & Casualty - 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	$1,580,000	$1,572,776
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	370,000	411,049
CNA Financial Corp., 5.875%, 8/15/20	990,000	1,106,427
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)	757,000	818,652
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	1,095,000	1,101,023

		$5,009,927
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$965,000	$975,012

International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$191,000	$193,869
Republic of Iceland, 5.875%, 5/11/22 (n)	113,000	129,916

		$323,785
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/22	$367,000	$366,768

Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$1,073,000	$1,121,797

Major Banks - 7.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$913,000	$938,217
Bank of America Corp., 6.5%, 8/01/16	1,305,000	1,338,923
Bank of America Corp., 4.125%, 1/22/24	1,371,000	1,409,023
Barclays PLC, 3.25%, 1/12/21	1,146,000	1,151,388
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	760,000	837,579
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	299,000	317,688
Goldman Sachs Group, Inc., 5.75%, 1/24/22	1,213,000	1,375,737
Goldman Sachs Group, Inc., FRN, 1.288%, 5/22/17	1,000,000	998,541
Goldman Sachs Group, Inc., FRN, 1.639%, 10/23/19	410,000	408,475
ING Bank N.V., 3.75%, 3/07/17 (n)	1,233,000	1,263,477
ING Bank N.V., 5.8%, 9/25/23 (n)	1,344,000	1,445,899
JPMorgan Chase & Co., 2.2%, 10/22/19	1,080,000	1,078,866
JPMorgan Chase & Co., 4.625%, 5/10/21	870,000	946,389
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	400,000	426,746

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Morgan Stanley, 7.3%, 5/13/19	$250,000	$286,494
Morgan Stanley, 5.625%, 9/23/19	420,000	462,605
Morgan Stanley, 3.7%, 10/23/24	1,993,000	1,993,028
Morgan Stanley, FRN, 1.643%, 2/25/16	1,400,000	1,400,500
Royal Bank of Scotland Group PLC, 6%, 12/19/23	1,611,000	1,708,148
Royal Bank of Scotland Group PLC, 7.5% to 8/10/20, FRN to 12/29/49	1,191,000	1,211,843

		$20,999,566
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 4.685%, 12/15/44	$793,000	$803,530
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	640,000	640,992

		$1,444,522
Metals & Mining - 1.2%
Barrick Gold Corp., 4.1%, 5/01/23	$427,000	$367,057
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	500,000	320,000
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	810,000	376,650
Glencore Funding LLC, 2.125%, 4/16/18 (n)	660,000	557,126
Glencore Funding LLC, FRN, 1.567%, 5/27/16 (n)	1,170,000	1,146,898
Kinross Gold Corp., 5.95%, 3/15/24	924,000	572,880

		$3,340,611
Midstream - 2.3%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$1,162,000	$1,118,555
Energy Transfer Partners LP, 4.05%, 3/15/25	1,449,000	1,187,248
Enterprise Products Partners LP, 6.3%, 9/15/17	870,000	912,233
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	1,070,000	859,724
ONEOK Partners LP, 3.2%, 9/15/18	510,000	467,538
Spectra Energy Capital LLC, 8%, 10/01/19	679,000	760,432
Sunoco Logistics Partners LP, 4.25%, 4/01/24	437,000	367,155
Williams Cos., Inc., 3.7%, 1/15/23	279,000	182,200
Williams Cos., Inc., 4.55%, 6/24/24	1,305,000	855,339

		$6,710,424
Mortgage-Backed - 0.6%
Fannie Mae, 5.5%, 7/01/19 - 11/01/36	$307,154	$331,208
Fannie Mae, 6.5%, 5/01/31	37,286	42,787
Fannie Mae, 6%, 11/01/34 (f)	355,443	406,288
Freddie Mac, 4.224%, 3/25/20	818,658	894,392

		$1,674,675
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$462,000	$438,946

Network & Telecom - 1.6%
AT&T, Inc., 2.45%, 6/30/20	$1,450,000	$1,433,893
Verizon Communications, Inc., 6.1%, 4/15/18	1,000,000	1,089,871
Verizon Communications, Inc., 5.15%, 9/15/23	1,439,000	1,591,966
Verizon Communications, Inc., FRN, 1.296%, 6/17/19	610,000	604,531

		$4,720,261
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$470,400	$101,136

Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$575,000	$508,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 2.2%
Citizens Financial Group, Inc., 4.3%, 12/03/25	$976,000	$998,859
Discover Bank, 3.1%, 6/04/20	360,000	361,699
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	645,000	818,073
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	420,000	421,607
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	996,000	1,020,944
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	1,941,000	1,861,621
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	645,000	732,873

		$6,215,676
Pharmaceuticals - 1.1%
AbbVie, Inc., 3.2%, 11/06/22	$1,370,000	$1,370,307
Actavis Funding SCS, 4.75%, 3/15/45	835,000	834,952
Gilead Sciences, Inc., 3.65%, 3/01/26	1,051,000	1,073,606

		$3,278,865
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$730,000	$818,262

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/44	$915,000	$832,230

Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/21	$806,000	$887,798
Welltower, Inc., REIT, 2.25%, 3/15/18	312,000	313,018

		$1,200,816
Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$420,000	$437,067
Vornado Realty LP, REIT, 2.5%, 6/30/19	664,000	657,460

		$1,094,527
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$191,000	$219,156

Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/23	$1,090,000	$1,144,515

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$1,000,000	$996,250
Corporacion Andina de Fomento, 4.375%, 6/15/22	1,290,000	1,407,390

		$2,403,640
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 4.7%, 3/15/22	$732,000	$772,509
Digicel Group Ltd., 6%, 4/15/21 (n)	316,000	275,315
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	440,000	383,768
MTS International Funding Ltd., 5%, 5/30/23 (n)	201,000	185,933
SBA Tower Trust, 2.898%, 10/15/44 (n)	1,061,000	1,063,744

		$2,681,269
Tobacco - 2.1%
Altria Group, Inc., 9.25%, 8/06/19	$231,000	$282,711
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	959,000	974,070
Reynolds American, Inc., 6.75%, 6/15/17	1,040,000	1,106,336
Reynolds American, Inc., 8.125%, 6/23/19	640,000	758,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Reynolds American, Inc., 6.875%, 5/01/20	$480,000	$560,213
Reynolds American, Inc., 5.85%, 8/15/45	2,000,000	2,218,224

		$5,900,082
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$97,850	$97,946

U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds, 2.5%, 2/15/45	$10,500,000	$9,936,444

Utilities - Electric Power - 2.4%
CMS Energy Corp., 5.05%, 3/15/22	$608,000	$674,915
Dominion Resources, Inc., 3.9%, 10/01/25	840,000	849,428
EDP Finance B.V., 4.9%, 10/01/19 (n)	296,000	303,962
EDP Finance B.V., 5.25%, 1/14/21 (n)	554,000	568,696
Enel Finance International S.A., 6.25%, 9/15/17 (n)	920,000	982,446
Exelon Generation Co. LLC, 5.2%, 10/01/19	360,000	384,417
Exelon Generation Co. LLC, 4.25%, 6/15/22	814,000	790,120
Oncor Electric Delivery Co., 4.1%, 6/01/22	922,000	981,649
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,210,000	1,215,611
Waterford 3 Funding Corp., 8.09%, 1/02/17	186,886	186,740

		$6,937,984
Total Bonds		$173,677,226

Underlying Affiliated Funds - 33.1%
MFS High Yield Pooled Portfolio (v)	11,270,291	$94,783,147

Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	17,995,389	$17,995,389
Total Investments		$286,455,762

Other Assets, Less Liabilities - (0.1)%		(218,432)
Net Assets - 100.0%		$286,237,330

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,722,371 representing 17.7% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.02%, 12/28/40	3/01/06	$349,301	$252,766
Chesapeake Funding LLC, 2014-1A, “A”, FRN, 0.847%, 3/07/26	1/26/16	2,158,855	2,161,585
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.47%, 4/18/26	1/29/16	1,376,288	1,376,288
Falcon Franchise Loan LLC, FRN, 6.64%, 1/05/23	1/18/02	9,528	9,408

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.089%, 1/05/25	1/29/03	$5,025	$15,372
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.8%, 1/19/25	1/20/16	2,047,024	2,060,257
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/39	7/20/04	122,405	10,144
Petroleos Mexicanos, 6.875%, 8/04/26	1/28/16	12,976	13,228
Total Restricted Securities			$5,899,048
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	67,327	4/15/16	$46,835	$47,485	$650
SELL	JPY	UBS AG	368,859	4/15/16	3,143	3,053	90

							$740

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	74,678	4/15/16	$52,526	$53,310	$(784)
BUY	DKK	Credit Suisse Group	14,961	4/15/16	2,178	2,177	(1)
BUY	EUR	Goldman Sachs International	15,652	4/15/16	16,999	16,990	(9)
BUY	GBP	BNP Paribas	3,303	4/15/16	4,770	4,707	(63)
SELL	NOK	Goldman Sachs International	98,006	4/15/16	11,042	11,281	(239)
BUY	NZD	Westpac Banking Corp.	13,173	4/15/16	8,554	8,493	(61)
BUY	SEK	Goldman Sachs International	110,084	4/15/16	12,958	12,856	(102)

							$(1,259)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	85	$13,687,656	March - 2016	$625,452

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,791,609	March - 2016	$(287,993)

At January 31, 2016, the fund had liquid securities with an aggregate value of $295,616 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,034,390	$—	$10,034,390
Non-U.S. Sovereign Debt	—	10,426,616	—	10,426,616
U.S. Corporate Bonds	—	97,043,965	—	97,043,965
Residential Mortgage-Backed Securities	—	1,674,674	—	1,674,674
Commercial Mortgage-Backed Securities	—	4,942,732	—	4,942,732
Asset-Backed Securities (including CDOs)	—	10,713,089	—	10,713,089
Foreign Bonds	—	38,841,760	—	38,841,760
Mutual Funds	112,778,536	—	—	112,778,536
Total Investments	$112,778,536	$173,677,226	$—	$286,455,762

Other Financial Instruments
Futures Contracts	$337,459	$—	$—	$337,459
Forward Foreign Currency Exchange Contracts	—	(519)	—	(519)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$304,064,165
Gross unrealized appreciation	4,606,763
Gross unrealized depreciation	(22,215,166)
Net unrealized appreciation (depreciation)	$(17,608,403)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	11,399,937	389,005	(518,651)	11,270,291
MFS Institutional Money Market Portfolio	272,052	45,753,445	(28,030,108)	17,995,389

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$4,307,993	$—	$1,627,129	$94,783,147
MFS Institutional Money Market Portfolio	—	—	10,953	17,995,389

	$4,307,993	$—	$1,638,082	$112,778,536

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.